FAIR VALUE ACCOUNTING (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE OF HIERARCHY AT FAIR VALUE ON RECURRING BASIS

The following tables present the Company’s fair value hierarchy for its financial liabilities measured at fair value on a recurring basis:

As of September 30, 2021
	Level 1	Level 2	Level 3	Total
Liabilities:
Liability for Private Warrants (Note 15)	$-	$-	$-	$-

As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
Liability for Private Warrants (Note 15)	$-	$-	$-	$-

SCHEDULE OF FAIR VALUE OF DERIVATIVE LIABILITY USING BLACK SCHOLES VALUATION MODEL

The Company’s Private Warrants are included as Level 3 measurements in the tables above. The fair value of the Company’s Private Warrant liability was calculated using the Black-Scholes model and the following assumptions:

	As of	As of
	September 30,	December 31,
	2021	2020
Fair value of Company’s common stock	$-	$-
Dividend yield	-%	-%
Expected volatility	-%	-%
Risk Free interest rate	-%	-%
Expected life (years)	-	-
Fair value of financial instruments – Private Warrants	$-	$-

SCHEDULE OF FAIR VALUE OF WARRANT LIABILITY

The change in fair value of the Company’s Private Warrants is as follows:

	Quarter ended		Year-to-date period ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Beginning Balance	$-	$-	$-	$(930)
Change in Private Warrant liability	-	-	-	930
Ending Balance	$-	$-	$-	$-